Schedule of Accrued expenses and other current liabilities (Details) (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2025	Jan. 27, 2025	Sep. 30, 2024
Convertible Bonds [Member]
Short-Term Debt [Line Items]
Interest payables	$ 4,791		$ 4,414
Original principal amount	4,203		4,346
Bank Borrowing [Member]
Short-Term Debt [Line Items]
Interest payables	$ 149		$ 3
Senior Unsecured Convertible Note [Member] | Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Principal amount		$ 3,017
Original principal amount		$ 4,000